Note 12	6 Months Ended
Jun. 30, 2021
Financial assets at fair value through other comprehensive income [abstract]
Disclosure of Financial Assets At Fair Value Through Other Comprehensive Income [Text Block]	Financial assets at fair value through other comprehensive income Breakdown of the balance
The breakdown of the balance of this heading of the accompanying condensed consolidated balance sheets by type of financial instruments is as follows:

Financial assets at fair value through other comprehensive income (Millions of Euros)
	Notes	June 2021	December 2020
Equity instruments	6.2	1,347	1,100
Debt securities		71,811	68,308
Loans and advances to credit institutions	6.2	27	33
Total	7	73,186	69,440
Of which: loss allowances of debt securities		(66)	(97)
Equity instrumentsThe breakdown of the balance under the heading "Equity instruments" of the accompanying condensed consolidated balance sheets as of June 30, 2021 and December 31, 2020, is as follows:Debt securities
The breakdown of the balance under the heading "Debt securities" of the accompanying condensed consolidated balance sheets as of June 30, 2021 and December 31, 2020, is as follows:

Financial assets at fair value through other comprehensive income. Debt securities (Millions of Euros)
	June 2021		December 2020
	Amortized cost	Fair value	Amortized cost	Fair value
Domestic debt securities
Government and other government agency debt securities	24,123	24,827	28,582	29,367
Central banks	—	—	—	—
Credit institutions	1,149	1,207	1,363	1,439
Other issuers	633	658	867	906
Subtotal	25,905	26,691	30,811	31,712
Foreign debt securities
Mexico	10,638	10,502	9,107	9,395
Government and other government agency debt securities	9,956	9,813	8,309	8,579
Central banks	—	—	—	—
Credit institutions	122	122	113	118
Other issuers	560	567	685	698
The United States	5,733	5,762	4,642	4,691
Government and other government agency debt securities	3,552	3,541	2,307	2,315
Credit institutions	107	109	186	188
Other issuers	2,074	2,112	2,149	2,187
Turkey	3,383	3,332	3,456	3,473
Government and other government agency debt securities	3,383	3,332	3,456	3,473
Central banks	—	—	—	—
Credit institutions	—	—	—	—
Other issuers	—	—	—	—
Other countries	25,028	25,524	18,340	19,037
Other foreign governments and government agency debt securities	16,626	16,936	10,458	10,943
Central banks	1,955	1,963	1,599	1,611
Credit institutions	2,465	2,556	2,521	2,629
Other issuers	3,983	4,068	3,762	3,854
Subtotal	44,783	45,119	35,545	36,596
Total	70,688	71,811	66,356	68,308
The credit ratings of the issuers of debt securities as of June 30, 2021 and December 31, 2020, are as follows:

Debt securities by rating
	June 2021		December 2020
	Fair value (Millions of Euros)%		Fair value (Millions of Euros)%
AAA	4,290	6.0%	4,345	6.4%
AA+	649	0.9%	595	0.9%
AA	442	0.6%	449	0.7%
AA-	421	0.6%	406	0.6%
A+	7,344	10.2%	5,912	8.7%
A	1,817	2.5%	2,112	3.1%
A-	27,311	38.0%	31,614	46.3%
BBB+	11,436	15.9%	8,629	12.6%
BBB	3,966	5.5%	4,054	5.9%
BBB-	9,182	12.8%	5,116	7.5%
BB+ or below	4,556	6.3%	4,731	6.9%
Unclassified	397	0.6%	345	0.5%
Total	71,811	100.0%	68,308	100.0%
Gains/losses
Changes in gains (losses)
The changes in the gains/losses (net of taxes) during the six months ended June 30, 2021 and in the year ended December 31, 2020 of debt securities recognized under the equity heading “Accumulated other comprehensive income – Items that may be reclassified to profit or loss – Fair value changes of debt instruments measured at fair value through other comprehensive income” and equity instruments recognized under the equity heading “Accumulated other comprehensive income – Items that will not be reclassified to profit or loss – Fair value changes of equity instruments measured at fair value through other comprehensive income” in the accompanying condensed consolidated balance sheets are as follows:

Other comprehensive income - Changes in gains (losses) (Millions of Euros)
		Debt securities		Equity instruments
	Notes	June 2021	December 2020	June 2021	December 2020
Balance at the beginning		2,069	1,760	(1,256)	(403)
Valuation gains and losses		(696)	489	201	(876)
Amounts transferred to income		(81)	(72)
Amounts transferred to Reserves					—
Income tax and other		220	(107)	(6)	23
Balance at the end	27	1,512	2,069	(1,060)	(1,256)
During the six-month period ended June 30, 2021, a reversal of impairment on debt securities has been recognized in the accompanying consolidated income statements that amounted to €8 million, and during the six-month period ended June 30, 2020 was recorded a reversal of impairment on debt securities that amounted to €70 million under the heading "Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification - Financial Assets at fair value through other comprehensive income" (see Note 42).
In 2020, equity instruments presented a decrease of 876 million euros in the heading “Gains and losses from valuation - Accumulated other comprehensive income - Items that will not be reclassified to profit and loss - Fair value changes of equity instruments measured at fair value through other comprehensive income”, mainly due to the change in the valuation of Telefónica.